SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

c.	Financial statements in United States dollars

The currency of the primary economic environment in which the operations of Formula and certain of its subsidiaries are conducted is the U.S. dollar (the "dollar"); thus, the dollar is the functional currency of Formula and certain subsidiaries.

Formula's and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters." All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

d.	Principles of consolidation

The consolidated financial statements include the accounts of Formula as well as those of its subsidiaries in which it has controlling interests. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent company's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

A change in the parent company's ownership interest in a subsidiary that causes a loss of control is results in a deconsolidation of the subsidiary. Gain or loss is recognized upon the deconsolidation of a subsidiary, as the difference between (1) the sum of the fair value of any consideration received, the fair value of any retained non-controlling investment in the former subsidiary at the date the subsidiary is deconsolidated, and the carrying amount of any non-controlling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the non-controlling interest) at the date the subsidiary is deconsolidated, and (2) the carrying amount of the former subsidiary's assets and liabilities.

Non-controlling interests in subsidiaries represent the non-controlling shareholders' share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified out of permanent equity, on the consolidated balance sheets.

The amounts of consolidated net earnings attributable to Formula's shareholders and to the non-controlling interests are presented in the consolidated statements of income.

The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2012	11,469
Net income attributable to redeemable non-controlling interests	(898)
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105

December 31, 2012	22,363

e.	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

f.	Short-term and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits include deposits used to secure certain subsidiaries’ ongoing projects and credit lines from banks as well as, security deposits with respect to leases. Restricted deposits are classified on the Company’s consolidated balance sheets as other receivables. On December 31, 2012, the Company maintained a balance of $ 699 of restricted deposits.

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities." Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale or as trading and reported at fair value. Unrealized gains and losses from marketable securities classified as "available for sale" are excluded from earnings and are reported as a component in equity under "accumulated other comprehensive income (loss)." Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in Staff Accounting Bulletin ("SAB") Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities," are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer of the securities, and the intent and ability of the Company to retain its investment for a period of time that is sufficient to allow for any anticipated recovery in market value. During 2011 and 2012, $ 514 and $ 700, respectively, of other-than-temporary impairment on equity marketable securities were recorded. See further details in Note 4.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an-other-than-temporary impairment loss is deemed to exist and is recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned above do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporarily impaired.

For debt securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statements of income is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income.

During 2011 and 2012, the company recorded other-than-temporary impairment on debt marketable securities amounting to $ 200 and $ 0, respectively. See further details in Note 4. As of December 31, 2011 and 2012 there were no other then temporary losses in other comprehensive income related to non-credit loss factors.

Unrealized gains and losses from marketable securities classified as "trading" are reported in the consolidated statements of income.

h.	Inventories

Inventories are mainly comprised of hardware. Inventories are valued at the lower of cost or market value. Cost is determined on the "first in - first out" basis. The Group periodically evaluates the condition and age of inventories and makes provisions for impairment of inventories accordingly. No such impairments have been recognized in any period presented.

i.	Investments in affiliates

Affiliates are companies over which significant influence is exercised, but which are not consolidated subsidiaries, and are accounted for by the equity method, net of write-down for decrease in value that is not of a temporary nature.

j.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated via the straight-line method over the estimated useful life. The following are the annual depreciation rates for various types of property, plant and equipment:

%

Computers and peripheral equipment	6-33 (mainly 33%)
Motor vehicles	15
Buildings	2-4
Leasehold improvements	Over the shorter of the lease term or useful economic life

k.	Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged as expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed."

The Group's technological feasibility is established upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis commencing with general product release by the straight-line method over the estimated useful life of the software product (between 3-7 years).

The Group assesses the recoverability of its intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economic useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2010, 2011 and 2012, no unrecoverable amounts were identified.

During the years ended December 31 2010, 2011 and 2012, capitalized software development costs of consolidated subsidiaries aggregated to approximately $ 9,000, $ 8,300 and $ 8,433, respectively, and amortized capitalized software development costs of consolidated subsidiaries aggregated to $ 9,100, $ 6,300 and $ 8,100, respectively.

l.	Other intangible assets

Other intangible assets are comprised mainly of customer-related intangible assets and acquired technology, and are amortized over their economic useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

Amortization Period

Customer relationship and acquired technology	3-15 years
Other intangibles	3-10

m.	Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets and identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. During each of the years ended December 31, 2010, 2011 and 2012, no impairment was identified.

n.	Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangibles-Goodwill and Other," goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company operates in 8 reporting units.

For the Company’s 2010 and 2011 annual impairment tests and as required by ASC 350, the Company compared the fair value of each of its reporting units to its carrying value ('step 1'). If the fair value exceeded the carrying value of the reporting unit net assets, goodwill was considered not impaired, and no further testing is required. If the carrying value exceeded the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded in an amount of the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that marketplace participants would consider in determining the fair value of each reporting unit.

As of December 31, 2010 and 2011, the estimated fair values of the Company’s reporting units ranged from 5% to 112% and from 10% to 28%, respectively, above their carrying values, thereby obviating the need to proceed to step 2 of the goodwill impairment test under ASC 350.

In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.

The Company adopted the provisions of ASU 2011 for all its reporting units, in its annual impairment test in 2012. This analysis determines that no indicators of impairment existed primarily because (1) the Company’s market capitalization was consistently substantially in excess of its book value, (2) the Company’s overall financial performance has been stable or improving since its respective acquisitions, and (3) forecasts of operating income and cash flows generated by the Company’s reporting units appear sufficient to support the book values of the net assets of each reporting unit.

For the reporting units which the performance of the two step impairment test was required, the Company performed the annual impairment tests during the fourth quarter of each of 2010, 2011 and 2012 resulting in no impairment losses for any of the Company's reporting units.

o.	Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations." ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives (until their completion or abandonment), contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and changes in acquired income tax position are to be recognized in earnings.

p.	Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. These include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. This guidance provides for a qualitative approach, based on which consolidation is appropriate if an enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination as to whether an enterprise should consolidate a VIE is required to be performed continuously, due to changes to existing relationships or future transactions that may affect that determination.

The U.S. based consulting and staffing services business that was acquired by Magic through one of its wholly owned subsidiaries on January 17, 2010 is considered to be a VIE. Magic is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

q.	Severance pay

Formula's and its Israeli subsidiaries' obligations for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of Israel's Severance Pay Law, 1963 (the "Severance Pay Law")) is calculated pursuant to the Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis. Employees are entitled to one month's salary for each year of employment or a portion thereof. The severance pay liability to the Company's Israeli employees pursuant to Israeli law and employment agreements is covered in part by managers' insurance policies, for which Formula and its Israeli subsidiaries make monthly deposits with insurance policies. The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of the deposited funds is based on the cash-surrendered value of these policies and is recorded as an asset on the Company's consolidated balance sheets.

Formula's and its Israeli subsidiaries' agreements with certain of their Israeli employees are entered into in accordance with Section 14 of the Severance Pay Law. Payments in accordance with Section 14 release the Company from any future severance payment obligations in respect of those employees. Deposits under Section 14 are not recorded as an asset on the Company's balance sheet.

Total expenses in respect of severance pay for the years 2010, 2011 and 2012 were $ 1,300, $ 1,391 and $ 3,264, respectively.

r.	Revenue Recognition

The Company, through Formula's subsidiaries, derives its revenues primarily from the sale of IT services which also include: software products, including maintenance, integration and infrastructure, training and deployment. In addition, the Company generates revenues from the sale of software licenses, related maintenance and technical support, as well as related IT professional services and implementation and post-implementation consulting services.

Revenues from IT services are generally recognized in accordance with ASC 605, "Revenue Recognition" and Staff Accounting Bulletin No. 104, "Revenue Recognition in Financial Statements" when IT service is provided and the following criteria are met: persuasive evidence of an arrangement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable.

Revenues derived from software license agreements are recognized in accordance with ASC 985-605 "Software - revenue recognition" when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

As required by ASC 985-605, the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and recognized as revenue.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Revenues from professional services provided on an hourly basis which are not deemed essential to the functionality of the licenses are recognized as the services are rendered.

Revenues from time-and-materials contracts for which the Company is reimbursed for labor hours at fixed hourly billing rates are recognized as revenues as the services are provided.

Certain of the software license sales may also include significant implementation and customization services with respect to such sales which are deemed essential to the functionality of the license. In addition, the Company also provides consulting services that are not deemed essential to the functionality of the license, as well as outsourcing IT services.

Revenues from license fees that involve significant implementation and customization of the Company's software to customer specific requirements and which are considered essential to the functionality of the product (for example when the Company sells software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with significant implementation that is considered essential to the functionality of the license) are generated by fixed-price or time-and-materials contracts. Revenues generated by fixed-price contracts are recognized in accordance with ASC 605-35 "Revenue Recognition - Construction-Type and Production-Type Contracts" using the percentage-of-completion method. The percentage-of-completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Estimates of total project requirements are based on prior experience of customization, delivery and acceptance of the same or similar technology, and are reviewed and updated regularly by management. After delivery, if uncertainty exists about customer acceptance of the software, license revenue is not recognized until acceptance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of each of December 31, 2011 and 2012, no estimated losses were identified.

The Company generally does not grant a right of return to its customers. When a right of return exists, revenue is deferred until the right of return expires, at which time revenue is recognized, provided that all other revenue recognition criteria are met.

Deferred revenue includes unearned amounts received under maintenance and support contracts and amounts received from customers but not yet recognized as revenues.

s.	Provision for warranty

The Company records provision for warranty in respect of products and service based on past experience. Amount of warranty provision is immaterial.

t.	Advertising costs

The Company records advertising expenses as incurred. Advertising costs amounting to $ 2,400, $ 2,500 and $ 2,645 were recorded in the years 2010, 2011 and 2012, respectively.

u.	Income taxes

Formula and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes." This codification prescribes the use of the "asset and liability" method, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Formula and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

Formula and its subsidiaries utilize a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step Formula and its subsidiaries evaluate a tax position taken or expected to be taken in a tax return by determining whether the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

v.	Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

w. Treasury shares

In prior years, Formula repurchased its ordinary shares and holds them as treasury shares. These shares are presented as a reduction of equity, at their cost.

x.	Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables, marketable securities and foreign currency derivative contracts. The majority of the Group's cash and cash equivalents, bank deposits and marketable securities are invested with major banks in Israel, the United States and Europe. Such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that these financial instruments are held in financial institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Group's trade receivables are generally derived from sales to large organizations located mainly in Israel, North America, Europe and Japan. The Group performs ongoing credit evaluations of its customers and has established an allowance for doubtful accounts based upon factors relating to the credit risk of specific customers and other information. In certain circumstances, Formula and its subsidiaries may require letters of credit, other collateral or additional guarantees. From time to time, the Group sells certain of its accounts receivable to financial institutions, within the normal course of business.

The Group maintains an allowance for doubtful accounts receivable based upon management's experience and estimate of collectability of each outstanding invoice. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The bad debt expense for the years ended December 31, 2010, 2011 and 2012 was $ 487, $ 658 and $ 1,014, respectively. To date, the Company has not experienced any material losses on its accounts receivable. The risk of collection associated with accounts receivable is mitigated by the diversity and number of customers.

The Company transfers financial assets from time to time. The transfer of financial assets is typically performed by the sale of receivables to a financial institution. ASC 860, "Transfers and Servicing," establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. Certain underlying conditions must be met for the transfer of financial assets to qualify for accounting as a sale. All sales of receivable were closed during the years and as so there are no outstanding sales of receivables as of December 31, 2010, 2011 and 2012.

The agreements pursuant to which the Company sells its trade receivables are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the legal reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

The Company has entered into foreign exchange forward and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to offset a portion of the Company's non-dollar currency exposure (see Note 2(z) below).

y.	Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock Compensation." which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income. The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company and all of its subsidiaries but one )Matrix, which use the Black-Scholes option-pricing model to measure the fair values of the awards at the date of grant) measure and recognize compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

Stock based compensation expenses recorded on the subsidiaries' level are presented in non-controlling interests.

The fair value for Formula's subsidiaries' share options granted to employees and directors was estimated using the following weighted-average assumptions:

Magic (the Binomial model):

	Year ended December 31,
	2010	2011

Dividend yield	0%	0%
Expected volatility	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate*	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.7%	8.4%
Expected forfeiture (executives)	7.1%	5.2%
Contractual term of up to	10 years	10 years
Suboptimal exercise multiple** (employees)	2.3	2.7
Suboptimal exercise multiple** (executives)	3	3.2

*)	The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to the contractual term of the options
**)	The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options.

In September 2012, the Magic board of directors adopted a dividend distribution policy under which it will distribute in each year a dividend of up to 50% of its annual distributable profits. Therefore, Magic will use an expected dividend yield for its future grants. During 2012, there were no grants, nor any modifications in Magic's share options.

Sapiens (the Binomial model):

	Year ended December 31,
	2010	2011	2012

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.5	2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	66%	70%	60%
Risk-free interest rate	2.3%-2.8%	0.1%-1.2%	0.2%-1.0%

The risk-free interest rate assumption is based on the yield from U.S. Treasury zero-coupon bonds that have an equivalent term to that of Sapiens’ employee stock options. The dividend yield assumption is based on Sapiens’ historical dividend payouts and expectation of future dividend payouts by Sapiens. The expected life of options granted is derived from the output of the option valuation model and represents the period of time the options are expected to be outstanding. The expected exercise factor is based on industry acceptable rates since no actual historical behavior by option holders exists. Expected volatility is based on the historical volatility of Sapiens’ share price.

There were no grants by Matrix during 2010 and 2012. During 2011, Matrix granted 2,250,000 options. The fair value of those options was estimated by using the following assumptions under the Black-Scholes model:

2011

Expected term	4.6 years
Dividend yield	0%
Expected volatility	36.5%
Risk-free interest rate	4.3%

For grants to Formula's employees - see Note 12

z.	Derivatives instruments

A significant portion of the Company's revenues and expenses is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The Company mainly uses derivative instrument arrangements to hedge a portion of anticipated foreign exchange-denominated payroll and related payments.

The derivative instruments primarily hedge or offset exposures to Euro, Japanese Yen and New Israeli Shekel ("NIS") exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by Formula and its subsidiaries are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

Magic has instituted a foreign currency cash flow hedging program, using forward contracts and put and call options, in order to hedge against the risk of overall changes in future cash flows, hedging portions of their forecasted expenses denominated in NIS with currency forward contracts and put and call options. These forward and option contracts are designated as cash flow hedges. Matrix's and Sapiens' transactions did not qualify as hedging instruments under ASC 815, however, which resulted in recognition of gains or losses related to the transactions in current earnings during the period.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S. dollars was $ 2,591 and $ 4,119 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase NIS with Euros was none and $ 4,106 as of December 31, 2011 and 2012, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $ 506 as of December 31, 2011 and none as of December 31, 2012. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was none as of December 31, 2011 and $ 1,276 as of December 31, 2012.

At December 31, 2012, the effective portion of the Company's cash flow hedges before the effect of taxes was $ 16, all of which is expected to be reclassified from accumulated other comprehensive income to revenues within the next 12 months.

In 2012, 2011 and 2010 the ineffective net gain (loss) amounts and amounts related to derivatives not classified as hedging amounts recognized in the statements income were 4, 59 and 270, respectively.

aa.	Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income." This codification establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivatives instruments designated as a hedge, and unrealized gain and loss on available-for-sale marketable securities.

ab.	Fair value measurement

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity; and

Level 3	-	Unobservable inputs which are supported by little or no market activity (for example, cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

ac.	Reclassifications

Certain comparative figures have been reclassified to conform to the current-year presentation.

ad.	Capital lease

The Group has accounted for its assets which are under a capital lease arrangement in accordance with ASC 840 "Leases." Accordingly, assets under a capital lease are stated as assets of the Group on the basis of ordinary purchase prices (without the financing component), and depreciated according to the usual depreciation rates applicable to such assets. The lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

ae.	Recently issued accounting pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued ASU No. 2013-02, "Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income." Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts.

ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for the Company on January 1, 2013. Since this standard only impacts presentation and disclosure requirements, its adoption is not expected to have a material impact on the Company's consolidated results of operations or financial condition.